Offerings	Aug. 06, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No associated filing fee
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 45,505,915.84
Amount of Registration Fee	$ 6,966.96
Offering Note	The transaction value is calculated as the aggregate maximum purchase price for Class I shares of beneficial interest (Class I shares), Class S shares of beneficial interest (Class S Shares), and Class D shares of beneficial interest (Class D Shares) of Nuveen Churchill Private Capital Income Fund, based upon the net asset value per Class I Share, Class S Share, and Class D Share as of March 31, 2025 of $24.64, $24.58, and $24.63, respectively. This amount is based upon the offer to purchase up to 1,846,831 Shares.